S000000699 [Member] Investment Risks - Clearwater Tax-Exempt Bond Fund	Dec. 31, 2025
Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk
The Fund is actively managed and as a result, the Fund’s performance will reflect in part the subadviser’s ability to make investment decisions that are suited to achieving the Fund’s investment objective. The Fund could under-perform other mutual funds with similar investment objectives.

Multi Manager Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Multi-Manager Risk
Because each subadviser makes investment decisions independently, it is possible that the security selection process of the subadvisers may not complement one another. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than would be the case if the Fund were managed by a single subadviser. It is possible that one or more of the subadvisers may, at any time, take positions that may be opposite of positions taken by other subadvisers. In such cases, the Fund will incur brokerage and other transaction costs, without accomplishing any net investment results. Subadvisers also may be competing with one another for similar positions at the same time, which could have the result of increasing a security’s cost. As a general proposition, a multi-manager approach increases the Fund’s portfolio turnover rate over the portfolio turnover rate of a single manager fund which may result in higher levels of realized capital gains or losses with respect to the Fund’s portfolio securities, higher brokerage commissions and other transaction costs. The subadvisers selected may under-perform the market generally or other subadvisers that could have been selected for the Fund.

Credit Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit Risk
The Fund could lose money if the issuers or guarantors of securities owned by the Fund default on the payment of principal or interest, or on other obligations to the Fund. The revenue bonds in which the Fund invests may entail greater credit risk than the Fund’s investments in general obligation bonds. Revenue bond prices can decline if related projects become unprofitable. Municipal bonds are subject to the risk that political events, local business or economic conditions could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

Interest Rate Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk
Interest rate risk is the risk that a fixed income security will lose value because of changes in interest rates. An increase in interest rates likely will lower the Fund’s value and the overall return on your investment. The Fund is also subject to call or prepayment risk when, generally as a result of declining interest rates, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities. Declining interest rates may compel borrowers to prepay mortgages and debt obligations underlying securities owned by the Fund. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions.

Below Investment Grade Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Below Investment Grade Securities Risk
Investments in high-yield debt securities (commonly referred to as “junk” bonds) are sometimes considered speculative as they present a greater risk of loss than higher quality debt securities. Such securities may, under certain circumstances, be less liquid than higher rated debt securities. These securities pay investors a premium (a high interest rate or yield) because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tax Risk
There is no guarantee that the Fund’s income will be exempt from U.S. federal or state income taxes. Events occurring after the date of issuance of a municipal bond (including as a result of a deemed reissuance) or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Investing in Closed End Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investing in Closed‑End Funds Risk
Closed‑end funds generally do not continuously offer their shares for sale. Rather, they sell a fixed number of shares at one time, after which the shares typically trade on a secondary market, such as the New York Stock Exchange. The price of closed‑end fund shares that trade on a secondary market is determined by the market and may be greater or less than the shares’ net asset value. Closed‑end fund shares generally are not redeemable. The investment portfolios of closed‑end funds generally are managed by investment advisers.

Derivatives Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk
In general, a derivative instrument, including a futures contract, typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of the underlying security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative instrument. Adverse changes in the value or level of the underlying asset or index, which the Fund may not directly own, can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The use of derivatives may also involve counterparty risk, which is the risk that other parties to an agreement or other participants in a transaction (e.g., a broker or swap counterparty), may default on a contract or fail to perform by failing to pay amounts due or failing to fulfill delivery conditions of the contract or transaction.

Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk
The price of fixed income securities may fluctuate, sometimes rapidly and unpredictably. Market risk may impact fixed income securities based on general market or economic conditions. These factors may include government economic outlooks, changes in interest rates, investor sentiment, or changes in government or tax policy. Additionally, events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions, the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also have a significant impact.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Please remember that with any mutual fund investment you may lose money.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.